                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                              AMERICAN VALUE FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
    SUPERCEDING THE SUPPLEMENTS DATED JANUARY 10, 2000 AND JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SER-VICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                            -----------
First $1 billion.................................  0.85 of 1.00%
Next $500 million................................  0.80 of 1.00%
Over $1.5 billion................................  0.75 of 1.00%

    (2) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Gary G. Schlarbaum, William B. Gerlach and Vitaly V. Korchevsky are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

    Mr. Schlarbaum, a Managing Director of Morgan Stanley Dean Witter & Co., joined the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") in 1987. He assumed responsibility for the MAS Funds' Equity and Small Cap Value Portfolio in 1987, for the MAS Funds' Balanced Portfolio in 1992 and for the MAS Funds' Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. Mr. Schlarbaum holds a B.A. in Economics from the University of Pennsylvania. Mr. Schlarbaum has been co-manager of the Fund since January 1997.

    Mr. Gerlach joined the Subadviser in July 1996 and has worked with MAS since 1991. Mr. Gerlach also became a portfolio manager of MAS Funds' Small Cap Value and Mid Cap Value Portfolios in 1996. Mr. Gerlach holds a B.A. in Economics from Haverford College. Mr. Gerlach has been co-manager of the Fund since November 1996.

    Mr. Korchevsky joined MAS as a portfolio manager in 1999. He served as an analyst/portfolio manager for Gardner Lewis Asset Management from 1998-1999, and as a portfolio manager for Crestar Asset Management Co. from 1995-1998. He has been co-manager of the MAS Funds' Mid Cap Value and Small Cap Value Portfolios since January 2000. Mr. Korchevsky has been co-manager of the Fund since January 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell, III* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN ASIAN GROWTH FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
    SUPERCEDING THE SUPPLEMENTS DATED JANUARY 11, 2000 AND JANUARY 21, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
------------------------                                        -----------
  First $500 million.........................................  1.00 of 1.00%
Next $500 million............................................  0.95 of 1.00%
Over $1 billion..............................................  0.90 of 1.00%

    (2) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Ashutosh Sinha has been responsible for the day-to-day management of the Fund's investment portfolio since August, 1998. Mr. Sinha joined the Subadviser in 1995. He is a Principal of the Subadviser and Morgan Stanley & Co. Incorporated and a member of the Subadviser's Emerging Markets Equity Group, focusing primarily on Asian markets other than Japan. Prior to joining the Subadviser, Mr. Sinha spent two years at SBI Funds Management Ltd., as an analyst for the India Magnum Fund and, prior to that time, he was a consultant for three years for Citicorp Overseas Software Ltd. Mr. Sinha graduated from the Indian Institute of Technology, Kanpur, with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN LATIN AMERICAN FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                           -------------
First $500 million...............................  1.25 of 1.00%
Next $500 million................................  1.20 of 1.00%
Over $1 billion..................................  1.15 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN EQUITY GROWTH FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERSEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                           -------------
First $500 million...............................  0.80 of 1.00%
Next $500 million................................  0.75 of 1.00%
Over $1 billion..................................  0.70 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EUROPEAN EQUITY FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                           -------------
First $500 million..............................   1.00 of 1.00%
Next $500 million...............................   0.95 of 1.00%
Over $1 billion.................................   0.90 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN FOCUS EQUITY FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                           -------------
First $500 million...............................  0.90 of 1.00%
Next $500 million................................  0.85 of 1.00%
Over $1 billion..................................  0.80 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                         VAN KAMPEN GLOBAL EQUITY FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

            AVERAGE DAILY NET ASSETS                % PER ANNUM
            ------------------------               -------------
First $750 million..............................   1.00 of 1.00%
Next $500 million...............................   0.95 of 1.00%
Over $1.25 billion..............................   0.90 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN GLOBAL FIXED INCOME FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 31, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Directors of the Fund has continuously reviewed the investment policies and practices, performance, expenses and reduced net assets of the Fund. In connection therewith, the Board of Directors considered various alternatives including a possible merger or liquidation of the Fund. After due consideration of a number of factors, including those listed above, the Board of Directors determined that it would be in the best interest of the shareholders to terminate and liquidate the Fund. On January 27, 2000, the Board approved a Plan of Liquidation for the Fund which will be presented to the Fund's shareholders for approval. As a result of the Board's approval effective February 2, 2000, the Fund suspended the continuous offering of its shares to new investors. Currently, existing shareholders of the Fund as of February 2, 2000 may continue to purchase shares of the Fund. Dividends subject to automatic reinvestment in the Fund according to previous instructions of existing shareholders will continue to be reinvested in shares of the Fund.

    (2) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

            AVERAGE DAILY NET ASSETS              % PER ANNUM
            ------------------------              -----------
First $500 million..............................  0.75 of 1.00%
Next $500 million...............................  0.70 of 1.00%
Over $1 billion.................................  0.65 of 1.00%

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS--BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                            -----------
First $500 million...............................  0.80 of 1.00%
Next $500 million................................  0.75 of 1.00%
Over $1 billion..................................  0.70 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS--BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell, III*, with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
    SUPERCEDING THE SUPPLEMENTS DATED JANUARY 11, 2000 AND JANUARY 21, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

                AVERAGE DAILY NET ASSETS                   % PER ANNUM
                ------------------------                   -----------
First $500 million......................................  0.75 of 1.00%
Next $500 million.......................................  0.70 of 1.00%
Over $1 billion.........................................  0.65 of 1.00%

    (2) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is deleted hereby in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Robert Angevine, Gordon W. Loery, Stephen F. Esser, Abigail L. McKenna and Deanna L. Loughnane are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

    Mr. Angevine is a Principal of Morgan Stanley & Co. Incorporated and the Subadviser and the portfolio manager for high yield investments. He has shared primary management responsibility for the Fund since it commenced operations. Prior to joining the Subadviser in October 1988, he spent over eight years at Prudential Insurance where he was responsible for one of the largest open-end high yield mutual funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University.

    Mr. Loery, a Principal of the Subadviser and Morgan Stanley & Co. Incorporated, joined the Subadviser as a Fixed Income Analyst in 1990. Previously, he worked in Fixed Income at Alex Brown and Mabon Nugent and managed commodity pools for a private firm. He has a degree in economics from Cornell

University, is a Chartered Financial Analyst and a member of the NYSSA. He has shared primary responsibility for managing the Fund's assets since April 1999.

    Mr. Esser, a Managing Director of Morgan Stanley & Co. Incorporated, has shared primary responsibility for managing the Fund's assets since October 1998. He joined the Subadviser in 1996 and has been a portfolio manager with Miller Anderson & Sherrerd, LLP ("MAS") since 1988. He assumed responsibility for the MAS-advised MAS Fund's High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and has a B.S. degree (Summa Cum Laude; Phi Beta Kappa) from the University of Delaware.

    Ms. McKenna has shared primary responsibility for managing the Fund's assets since 1996. Ms. McKenna joined the Subadviser in 1996 and is a Principal of the Subadviser and Morgan Stanley & Co. Incorporated. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining the Subadviser, she was a senior portfolio manager at MIMCO and a Limited Partner at Weiss Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst.

    Ms. Loughnane has shared primary responsibility for managing the Fund's assets since January 2000. She joined the Subadviser as a financial analyst in 1997 and currently is a Principal of Morgan Stanley & Co. Incorporated. Prior to joining the Subadviser, Ms. Loughnane was a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 to 1997.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell, III* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN HIGH YIELD AND TOTAL RETURN FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 11, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                            -----------
First $500 million...............................  0.75 of 1.00%
Next $500 million................................  0.70 of 1.00%
Over $1 billion..................................  0.65 of 1.00%

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN TAX MANAGED GLOBAL FRANCHISE FUND
                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                         PROSPECTUS DATED APRIL 3, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            on behalf of its series
                         Van Kampen American Value Fund
                          Van Kampen Asian Growth Fund
                        Van Kampen Emerging Markets Fund
                         Van Kampen Equity Growth Fund
                        Van Kampen European Equity Fund
                          Van Kampen Focus Equity Fund
                    Van Kampen Global Equity Allocation Fund
                         Van Kampen Global Equity Fund
                      Van Kampen Global Fixed Income Fund
                  Van Kampen High Yield and Total Return Fund
                      Van Kampen International Magnum Fund
                         Van Kampen Latin American Fund
                         Van Kampen Mid Cap Growth Fund
                  Van Kampen Tax Managed Global Franchise Fund
                             Van Kampen Value Fund
                     Van Kampen Worldwide High Income Fund

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 3, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "DIRECTORS AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000.

     (2) The section entitled "DIRECTORS AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
                                       Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

     (3) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Funds may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (4) The section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding at the end of the section the following:

     The Distributor has entered into agreements with The Prudential Insurance Company of America with respect to the High Yield and Total Return Fund and the Tax Managed Global Franchise Fund. Shares of these funds will be offered pursuant to such firm's retirement plan alliance program(s). Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through broker-dealer retirement plan alliance program should contact the firm mentioned above for further information concerning the program(s) including, but not limited to, minimum investment and operational requirements.